Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Mar. 26, 2012	Jun. 30, 2011
Document Information [Line Items]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Trading Symbol	FFNM
Entity Registrant Name	FIRST FEDERAL OF NORTHERN MICHIGAN BANCORP, INC.
Entity Central Index Key	0001128227
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		2,884,049
Entity Public Float			$ 9,500,000